Intangible Assets, Net	12 Months Ended
Jun. 30, 2015
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net
8.	INTANGIBLE ASSETS, NET

	As of June 30, 2014
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Computer software	15,624	(10,841)	4,783
Acquired Internet Content Provider License	568	(568)	-
Trademarks	256	(172)	84
Customer relationship	1,000	(844)	156
Brand name	16,500	-	16,500
	33,948	(12,425)	21,523

	As of June 30, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Computer software	16,713	(13,816)	2,897
Acquired Internet Content Provider License	568	(568)	-
Trademarks	256	(196)	60
Customer relationship	1,000	(1,000)	-
Brand name	16,500	-	16,500
	35,037	(15,580)	19,457

Amortization expenses amounted to RMB2,493, RMB3,450 and RMB3,198 for the years ended June 30,2013, 2014 and 2015.

There is no loss from disposal of intangible assets for the years ended June 30, 2013, 2014 and 2015.

The estimated amortization expenses for the above intangible assets for each of the following five years are as follows:

Amount
RMB
For the years ended June 30,
2016	2,008
2017	829
2018	89
2019	37
2020	12